Investor A1 [Member] Expense Example - Investor A1 - BlackRock California Municipal Opportunities Fund - Investor A1	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 745